Inventories (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Inventory Disclosure [Abstract]
Raw material	$ 315,686	$ 547,088
Finished goods	715,344	744,489
Provision for inventory	(23,112)	(24,697)
Inventories	$ 1,007,918	$ 1,266,880